RELATED PARTIES - Founder Shares (Details) - USD ($)				6 Months Ended	12 Months Ended
	Jul. 09, 2025	Jul. 08, 2025	Dec. 08, 2021	Jun. 30, 2026	Dec. 31, 2025	Jun. 25, 2025	Jan. 28, 2025	Dec. 31, 2024	Oct. 10, 2023	Apr. 01, 2022
RELATED PARTIES
Ordinary shares, par value (in dollars per share)							$ 0.0001
Shares converted					4,000,000
Class A ordinary shares
RELATED PARTIES
Ordinary shares, par value (in dollars per share)				$ 0.0001	$ 0.0001			$ 0.0001
Shares converted		4,000,000
Class B ordinary shares
RELATED PARTIES
Ordinary shares, par value (in dollars per share)				$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares shares issued (in shares)				2,422,078	2,422,078			6,422,078
Shares converted	4,000,000	4,000,000
Sponsor | Class A ordinary shares
RELATED PARTIES
Ordinary shares, par value (in dollars per share)						$ 0.0001
Number of shares issued after conversion		4,000,000
Sponsor | Class B ordinary shares
RELATED PARTIES
Shares converted		4,000,000
Founder Shares | Certain officers and directors
RELATED PARTIES
Fair market value of founder shares										$ 4,564,500
Fair marker value of founder shares (in dollars per share)										$ 5.37
Founder Shares | Class B ordinary shares
RELATED PARTIES
Number of shares forfeited									448,052
Ordinary shares, par value (in dollars per share)									$ 0.0001
Number of shares subject to forfeiture				3,435,065	3,435,065
Ordinary shares shares issued (in shares)				3,435,065
Founder Shares | Common Class A and Class B
RELATED PARTIES
Ordinary shares shares issued (in shares)					3,435,065
Founder Shares | Sponsor
RELATED PARTIES
Share Price				$ 11.5	$ 11.5
Threshold number of trading days for stock price trigger				20 days	20 days
Threshold number of consecutive trading days for stock price trigger				30 days	30 days
Founder Shares | Sponsor | Class B ordinary shares
RELATED PARTIES
Number of shares issued			6,870,130
Aggregate purchase price			$ 25,000
Founder Shares | Sponsor | Class B ordinary shares | Certain officers and directors
RELATED PARTIES
Number of shares transferred										850,000
Number of shares not subjected to forfeiture										850,000